Fair value measurement	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory
Note 20
Fair value measurement
a) Valuation principles
All financial and non-financial assets and
liabilities measured or disclosed at
fair value are categorized
into one of three
fair
value
hierarchy
levels
in
accordance
with
IFRS
Accounting
Standards.
The
fair
value
hierarchy
is
based
on
the
transparency of
inputs to
the valuation of
an asset
or liability
as of
the measurement
date. In
certain cases, the
inputs
used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which an instrument
is classified in its entirety is
based on the lowest level
input that is significant to
the position’s fair value measurement:
– Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities;
– Level 2 – valuation techniques for which all significant inputs are, or are based on, observable market data; or
– Level 3 – valuation techniques for which significant inputs are not based on observable market data.
Fair values are determined using quoted prices in active markets for identical assets or liabilities, where available. Where the
market
for
a
financial
instrument
or
non-financial
asset
or
liability
is
not
active,
fair
value
is
established
using
a
valuation
technique,
including
pricing
models.
Valuation
adjustments
may
be
made
to
allow
for
additional
factors,
including model, liquidity, credit and funding risks, which are not explicitly captured within the valuation technique, but
which would nevertheless be
considered by market participants
when establishing a price.
The limitations inherent in
a
particular valuation technique are
considered in the determination of
the classification of an
asset or liability within
the
fair value hierarchy. Generally, the
unit of account for a financial
instrument is the individual instrument,
and UBS applies
valuation
adjustments
at
an
individual
instrument
level,
consistent
with
that
unit
of
account.
However,
if
certain
conditions are
met,
UBS
may
estimate
the
fair
value of
a
portfolio of
financial assets
and
liabilities with
substantially
similar and offsetting risk exposures on the basis of the net open risks.
›
Refer to Note 20d for more information
b) Valuation governance
UBS’s
fair
value
measurement
and
model
governance
framework
includes
numerous
controls
and
other
procedural
safeguards that
are intended
to maximize
the quality
of fair
value measurements
reported in
the financial
statements.
New products and valuation
techniques must be reviewed
and approved by key
stakeholders from the risk
and finance
control functions. Responsibility for the ongoing measurement of financial and non-financial instruments at fair value is
with the business divisions.
Fair
value
estimates
are
validated
by
the
risk
and
finance
control
functions,
which
are
independent
of
the
business
divisions. Independent price verification is performed by Finance through benchmarking the business divisions’ fair value
estimates
with
observable
market
prices
and
other
independent
sources.
A
governance
framework
and
associated
controls are in place
to monitor the quality
of third-party pricing
sources, where used. For
instruments where valuation
models are
used to
determine fair
value, independent
valuation and
model control
groups within
Finance and
Risk Control
evaluate UBS’s models on a regular basis, including valuation and model input parameters, as well as pricing. As a result
of the valuation controls employed, valuation adjustments may be made to the business divisions’ estimates
of fair value
to align with independent market data and the relevant accounting standard.
›
Refer to Note 20d for more information
c) Fair value hierarchy
The table
below provides
the fair
value hierarchy
classification of
financial and
non-financial assets
and liabilities
measured
at
fair
value.
The
narrative
that
follows
describes
valuation
techniques
used
in
measuring
the
fair
value
of
different
product types
(including significant
valuation inputs
and assumptions
used) and
the factors
considered in
determining
their classification within the fair value hierarchy.
During 2025, there were no material transfers
of assets or liabilities between Level 1
and Level 2 that were held
for the
entire reporting period.
Determination of fair values from quoted market prices or valuation techniques
1
31.12.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 143,009 29,358 2,333 174,699 128,393 27,564 3,108 159,065
of which: Equity instruments
127,455 538 151 128,144 116,501 430 91 117,022
of which: Government bills / bonds 6,868 4,298 2 11,168 4,443 3,261 41 7,746 of which: Investment fund units 8,319 1,287 71 9,677 6,537 987 151 7,675 of which: Corporate and municipal bonds
367 21,208 874 22,449 911 17,462 838 19,211
of which: Loans 0 1,703 1,111 2,814 0 5,200 1,799 6,998
of which: Asset-backed securities 0 324 123 447 1 219 153 373
Derivative financial instruments
581 143,966 3,230 147,778 795 181,965 2,792 185,551
of which: Foreign exchange 293 48,056 306 48,655 472 100,328 66 100,867 of which: Interest rate 0 33,631 1,159 34,789 0 40,553 878 41,431 of which: Equity / index
0 49,379 1,435 50,814 0 35,747 1,129 36,876
of which: Credit 0 3,587 323 3,910 0 2,555 581 3,136
of which: Commodities 3 9,239 5 9,247 1 2,599 17 2,617
Brokerage receivables
0 35,579 0 35,579 0 25,858 0 25,858
Financial assets at fair value not held for trading 47,564 51,097 8,913 107,575 35,911 50,813 8,748 95,472
of which: Financial assets for unit-linked investment contracts
20,776 145 0 20,922 17,101 6 0 17,106
of which: Corporate and municipal bonds 0 16,936 89 17,026 31 14,695 133 14,859 of which: Government bills / bonds 26,208 6,147 0 32,355 18,264 6,204 0 24,469 of which: Loans
0 5,760 4,226 9,987 0 4,427 3,192 7,619
of which: Securities financing transactions 0 20,553 937 21,490 0 24,026 611 24,638 of which: Asset-backed securities 0 1,002 480 1,482 0 972 597 1,569 of which: Auction rate securities
0 0 191 191 0 0 191 191
of which: Investment fund units 480 381 678 1,539 423 401 681 1,505 of which: Equity instruments 100 0 2,082 2,182 93 0 2,917 3,010
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
11,735 2,133 0 13,868 59 2,137 0 2,195
of which: Government bills / bonds 11,659 0 0 11,659 0 0 0 0 of which: Commercial paper and certificates of deposit 0 1,944 0 1,944 0 1,959 0 1,959 of which: Corporate and municipal bonds
76 189 0 265 59 178 0 237
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 12,996 0 0 12,996 7,341 0 0 7,341
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 62 62 0 0 84 84
Total assets measured at fair value 215,886 262,133 14,538 492,557 172,499 288,337 14,732 475,568
Determination of fair values from quoted market prices or valuation techniques (continued)
1
31.12.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 39,315 14,278 107 53,700 24,577 10,429 240 35,247 of which: Equity instruments 32,533 135 65 32,734 18,528 257 29 18,814 of which: Corporate and municipal bonds
12 11,818 37 11,867 5 8,771 206 8,982
of which: Government bills / bonds 4,894 2,007 0 6,901 4,336 1,174 0 5,510 of which: Investment fund units 1,874 177 3 2,054 1,708 162 3 1,873
Derivative financial instruments
688 150,575 4,981 156,243 829 175,747 4,060 180,636
of which: Foreign exchange 346 49,473 77 49,895 506 94,035 46 94,587 of which: Interest rate 0 30,539 317 30,856 0 36,313 324 36,636 of which: Equity / index
0 58,396 4,224 62,620 0 39,597 3,142 42,739
of which: Credit 0 4,052 314 4,366 0 3,280 414 3,694
of which: Commodities 2 8,024 16 8,043 1 2,200 15 2,216
of which: Loan commitments measured at FVTPL
0 6 26 33 0 75 62 137
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 62,202 0 62,202 0 49,023 0 49,023
Debt issued designated at fair value
0 101,103 12,691 113,794 0 94,573 13,336 107,909
Other financial liabilities designated at fair value 0 26,548 1,636 28,184 0 25,931 2,768 28,699 of which: Financial liabilities related to unit-linked investment contracts
0 21,052 0 21,052 0 17,203 0 17,203
of which: Securities financing transactions 0 3,389 459 3,848 0 5,798 0 5,798 of which: Over-the-counter debt instruments and others 0 2,107 1,177 3,284 0 2,930 2,768 5,698
Total liabilities measured at fair value 40,003 354,706 19,415 414,123 25,406 355,703 20,405 401,514
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.
2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.
Valuation techniques
UBS uses widely
recognized valuation techniques
for determining the
fair value of
financial and non-financial
instruments
that are
not actively traded
and quoted. The
most frequently
applied valuation techniques
include discounted value
of
expected cash flows, relative value and option pricing methodologies.
Discounted value
of expected
cash flows
is a
valuation technique
that measures
fair value
using expected
future cash
flows from assets or liabilities and then discounts these cash flows using a discount rate or discount margin that reflects the credit
and / or funding
spreads required
by the
market for
instruments with
similar risk
and liquidity
profiles to
produce
a present value. When using
such valuation techniques, expected future cash
flows are estimated using an
observed or
implied market price for
the future cash flows
or by using industry-standard
cash flow projection models.
The discount
factors within the calculation are generated using industry-standard yield curve modeling techniques and models.
Relative
value models
measure
fair value
based on
the market
prices
of equivalent
or comparable
assets
or liabilities,
making
adjustments
for differences
between the
characteristics
of the observed
instrument
and the instrument
being valued.
Option
pricing
models
incorporate
assumptions
regarding
the
behavior
of
future
price
movements
of
an
underlying
referenced
asset
or
assets
to
generate
a
probability-weighted
future
expected
payoff
for
the
option.
The
resulting
probability-weighted expected payoff
is then discounted
using discount factors
generated from industry-standard
yield
curve modeling
techniques and
models. The
option pricing
model may
be implemented
using a
closed-form analytical
formula or other mathematical techniques (e.g. binomial tree or Monte Carlo simulation).
Where available, valuation
techniques use market-observable
assumptions and inputs.
If such data
is not available,
inputs
may be derived
by reference to
similar assets in
active markets, from recent
prices for comparable
transactions or from
other observable market
data. In such
cases, the inputs
selected are based
on historical experience
and practice for
similar
or analogous
instruments, derivation
of input
levels based
on similar
products with
observable price
levels, and
knowledge
of current market conditions and valuation approaches. Where relevant, these inputs include assumptions about climate
risk and relevant geopolitical risks.
For
more
complex
instruments,
fair
values
may
be
estimated
using
a
combination
of
observed
transaction
prices,
consensus pricing services and
relevant quotes. Consideration is
given to the nature of
the quotes (e.g. indicative
or firm)
and the relationship of recently evidenced market
activity to the prices provided by
consensus pricing services. UBS also
uses internally developed
models, which are
typically based on
valuation methods and
techniques recognized as
standard
within the industry. Assumptions and inputs used in
valuation techniques include benchmark interest rate curves, credit and funding
spreads used
in estimating
discount rates,
bond and
equity prices,
equity index
prices, foreign
exchange
rates, levels of market
volatility and correlation. Refer
to Note 20e for more
information. The discount curves
used by the
Group incorporate the funding and credit characteristics of the instruments to which they are applied.
Financial instruments excluding derivatives: valuation and classification in the fair value hierarchy
Product Valuation and classification in the fair value hierarchy
Government bills
and bonds
Valuation – Generally valued using prices obtained directly from the market.
–
Instruments
not
priced
directly
using
active-market
data
are
valued
using
discounted
cash
flow
valuation techniques that incorporate market data for similar government instruments.
Fair value hierarchy –
Generally traded
in active
markets with
prices that
can be
obtained directly
from these
markets,
resulting in classification as Level 1, while the remaining positions are classified as Level 2 or Level 3.
Corporate and
municipal bonds
Valuation – Generally valued using prices obtained directly from the market for the security, or similar securities, adjusted for seniority, maturity and liquidity.
–
When
prices
are
not
available,
instruments
are
valued
using
discounted
cash
flow
valuation
techniques incorporating the credit spread of the issuer or similar issuers.
–
For convertible bonds
without directly comparable
prices, issuances may
be priced using
a convertible
bond model.
Fair value hierarchy –
Generally classified
as Level 1
or Level 2,
depending on
the depth
of trading
activity behind
price
sources.
– Level 3 instruments have no suitable pricing information available.
Traded loans and
loans measured at
fair value
Valuation –
Valued directly
using market
prices that
reflect recent
transactions or
quoted dealer
prices, where
available.
–
Where
no
market
price
data
is
available,
loans
are
valued
by
relative
value
benchmarking
using
pricing derived from debt
instruments in comparable entities
or different products in
the same entity,
or by using a credit default
swap valuation technique, which requires inputs
for credit spreads, credit
recovery rates and interest rates.
–
Securitization lending
facilities are
valued using
a discounted
cash flow
analysis that
incorporates
adjustments for any bespoke features of the loan
and collateral. Recently originated commercial real
estate loans are measured using a securitization approach based on rating agency guidelines.
Fair value hierarchy – Instruments with suitably deep and liquid pricing information are classified as Level 2.
–
Positions requiring the use
of valuation techniques, or
for which the price
sources have insufficient
trading depth, are classified as Level 3.
Investment fund
units
Valuation –
Predominantly exchange-traded, with
readily available quoted
prices in liquid
markets. Where market
prices are not available, fair value may be measured using net asset values (NAVs).
Fair value hierarchy –
Listed units are
classified as Level 1,
provided there is
sufficient trading activity
to justify active-market
classification, while other positions are classified as Level 2.
–
Positions for which NAVs are not available,
or where the unit or underlying investments
are illiquid,
are classified as Level 3.
Asset-backed
securities (ABS)
Valuation –
For liquid securities, the
valuation process will use trade
and price data, updated
for movements in
market levels
between the
time of
trading and
the time
of valuation.
Less liquid
instruments are
measured using discounted expected cash flows
incorporating price data for instruments or
indices
with similar risk profiles.
Fair value hierarchy –
Residential mortgage-backed securities, commercial
mortgage-backed securities and other
ABS are
generally classified as Level 2
when reliable external price
quotes are available. However,
if significant
inputs are
unobservable, or
if market
or fundamental
data is
not available,
they are
classified as
Level 3.
Auction rate
securities (ARS)
Valuation –
ARS are valued utilizing a
discounted cash flow methodology. The
model captures interest rate
risk
emanating
from
the
note
coupon,
credit
risk
attributable
to
the
underlying
closed-end
fund
investments,
liquidity
risk
as
a
function
of
the
level
of
trading
volume
in
these
positions,
and
extension risk, as ARS are perpetual instruments that require an assumption regarding their maturity
or issuer redemption date.
Fair value hierarchy –
Granular and liquid pricing information
is generally not available for
ARS. As a result, these
securities
are classified as Level 3.
Equity instruments Valuation – Listed equity instruments are generally valued using prices obtained directly from the market.
–
Unlisted equity holdings,
including private equity
positions, are initially
marked at their
transaction
price and
are revalued
when reliable
evidence of
price movement
becomes available
or when
the
position is deemed to be impaired.
Fair value hierarchy –
The majority of equity securities
are actively traded on public
stock exchanges where quoted prices
are readily and regularly available, resulting in Level 1 classification.
– Equity securities less actively traded will be classified as Level 2 and illiquid positions as Level 3.
Financial assets for
unit-linked
investment
contracts
Valuation – The majority of assets are listed on exchanges and fair values are determined using quoted prices.
Fair value hierarchy – Most assets are classified as Level 1 if actively traded, or Level 2 if trading is not active.
– Instruments for which prices are not readily available are classified as Level 3.
Product Valuation and classification in the fair value hierarchy
Securities
financing
transactions
Valuation –
These instruments
are valued
using discounted
expected cash
flow techniques.
The discount
rate
applied is based on funding curves that are relevant to the collateral eligibility terms.
Fair value hierarchy –
Collateral
funding
curves
for
these
instruments
are
generally
observable
and,
as
a
result,
these
positions are classified as Level 2.
–
Where the
collateral terms
are non-standard,
the funding
curve may
be considered
unobservable,
and these positions are classified as Level 3.
Brokerage
receivables and
payables
Valuation – Fair value is determined based on the value of the underlying balances.
Fair value hierarchy – Due to their on-demand nature, these receivables and payables are deemed as Level 2.
Financial liabilities
related to unit-
linked investment
contracts
Valuation –
The fair values of investment contract
liabilities are determined by reference to the
fair value of the
corresponding assets.
Fair value hierarchy –
The liabilities
themselves are
not actively
traded but
are mainly
referenced to
instruments that
are
actively traded and are therefore classified as Level 2.
Precious metals
and other physical
commodities
Valuation – Physical assets are valued using the spot rate observed in the relevant market.
Fair value hierarchy –
Generally traded
in active
markets with
prices that
can be
obtained directly
from these
markets,
resulting in classification as Level 1.
Debt issued
designated at fair
value
Valuation –
The risk management
and the valuation
approaches for these
instruments are closely
aligned with
the equivalent
derivatives business
and the
underlying risk,
and the
valuation techniques
used for
this component are the same as the relevant valuation techniques described below.
Fair value hierarchy – The observability is closely aligned with the equivalent derivatives business and the underlying risk.
Commercial paper
and certificates of
deposit
Valuation –
Generally valued
using discounted
cash flow valuation
techniques incorporating
the spread
of the
issuer or similar issuers over the underlying currency risk-free curve.
Fair value hierarchy –
Due to the short-dated nature
of the positions and
liquid underlying pricing inputs
they are generally
classified as Level 2.
Derivative instruments: valuation and classification in the fair value hierarchy
The curves
used for
discounting expected
cash flows
in the
valuation of
collateralized derivatives
reflect the funding
terms
associated with the relevant
collateral arrangement for
the instrument being valued.
These collateral arrangements
differ
across
counterparties
with
respect
to
the
eligible
currency
and
interest
terms
of
the
collateral.
The
majority
of
collateralized derivatives are measured using a discount curve based on funding rates derived from overnight interest in
the cheapest eligible currency for the respective counterparty collateral agreement.
Uncollateralized and partially
collateralized derivatives are
discounted using the
alternative reference rate
(the ARR) (or
equivalent) curve
for the
currency of
the instrument.
As described
in Note 20d,
the fair
value of
uncollateralized and
partially collateralized
derivatives is
then adjusted
by credit
valuation adjustments
(CVAs), debit
valuation adjustments
(DVAs) and
funding valuation
adjustments (FVAs),
as applicable,
to reflect
an estimation
of the
effect of
counterparty
credit risk, UBS’s own credit risk, and funding costs and benefits.
›
Refer to Note 10 for more information about derivative instruments
Derivative product Valuation and classification in the fair value hierarchy
Interest rate
contracts
Valuation –
Interest rate swap
contracts are valued
by estimating future
interest cash flows
and discounting those
cash flows using
a rate that
reflects the appropriate
funding rate for
the position being
measured.
The yield curves used to estimate future index levels and discount rates are generated using market-
standard
yield
curve
models
using
interest
rates
associated
with
current
market
activity.
The
key
inputs to the models are interest rate swap
rates, forward rate agreement rates, short-term interest
rate futures prices, basis swap spreads and inflation swap rates.
–
Interest rate option contracts are valued using various market-standard option models, using inputs
that include interest rate yield curves, inflation curves, volatilities and correlations.
– When the maturity of an interest rate swap or option contract exceeds the term for which standard market
quotes
are
observable
for
a
significant
input
parameter,
the
contracts
are
valued
by
extrapolation from the last observable point using standard assumptions or by reference to another
observable comparable input parameter to represent a suitable proxy for that portion of the term.
Fair value hierarchy –
The majority
of interest
rate swaps
are classified
as Level 2,
as the
standard market
contracts that
form the inputs for yield curve models are generally traded in active and observable markets.
–
Options are generally treated
as Level 2, as the
calibration process enables the
model output to be
validated to active-market levels. Models calibrated in
this way are then used to
revalue the portfolio
of both standard options and more exotic products.
–
Interest
rate
swap
or
option
contracts
are
classified
as
Level 3
when
the
terms
exceed
standard
market-observable quotes.
–
Exotic
options
for
which
appropriate
volatility
or
correlation
input
levels cannot
be
implied from
observable market data are classified as Level 3.
Derivative product Valuation and classification in the fair value hierarchy
Credit derivative
contracts
Valuation –
Credit
derivative
contracts
are
valued
using
industry-standard
models
based
primarily
on
market
credit spreads, credit volatility, upfront pricing points and implied recovery rates. Where a derivative
credit spread is not directly available, it may be derived from the price of the reference cash bond.
–
Asset-backed
credit
derivatives
are
valued
using
a
valuation
technique
similar
to
that
of
the
underlying security with an
adjustment to reflect the
funding differences between
cash and synthetic
form.
Fair value hierarchy –
Single-entity and
portfolio credit
derivative contracts
are classified
as Level 2
when credit
spreads,
credit
volatility
and
recovery
rates
are
determined
from
actively
traded
observable
market
data.
Where the underlying
reference name(s) are
not actively traded
and the correlation
cannot be directly
mapped to actively traded tranche instruments, these contracts are classified as Level 3.
–
Asset-backed credit derivatives follow the characteristics
of the underlying security and are therefore
distributed across Level 2 and Level 3.
Foreign exchange
contracts
Valuation –
Open spot foreign exchange (FX) contracts
are valued using the FX
spot rate observed in the market.
– Forward FX contracts are valued using the FX spot rate adjusted for forward pricing points observed from standard market-based sources.
–
Over-the-counter
(OTC)
FX
option
contracts
are
valued
using
market-standard
option
valuation
models. The models
used for shorter-dated
options (i.e. maturities
of five years
or less) tend
to be
different from
those used
for longer-dated
options, because
the models
needed for
longer-dated
OTC FX contracts require additional consideration of interest rate and FX rate interdependency.
–
The valuation for multi-dimensional FX options
uses a multi-local volatility model, which
is calibrated
to the observed FX volatilities for all relevant FX pairs.
Fair value hierarchy – The markets for FX spot and FX forward pricing points are both actively traded and observable and, therefore, such FX contracts are generally classified as Level 2.
–
A significant
proportion of
OTC FX
option contracts
are classified
as Level 2
as inputs
are derived
mostly from standard market contracts traded in active and observable markets.
Equity / index
contracts
Valuation –
Equity
forward
contracts
have
a
single
stock
or
index
underlying
and
are
valued
using
market-
standard models. The key inputs to the models are stock prices, estimated dividend rates and equity funding rates (which are
implied from prices of
forward contracts observed in
the market). Estimated
cash flows are then
discounted using market-standard discounted
cash flow models
using a rate that
reflects
the
appropriate
funding
rate
for
that
portion
of
the
portfolio.
When
no
market
data
is
available
for
the
instrument
maturity,
they
are
valued
by
extrapolation
of
available
data,
use
of
historical dividend data, or use of data for a related equity.
–
Equity option contracts
are valued using
market-standard models that
estimate the equity
forward
level as
described for
equity forward
contracts and
incorporate inputs
for stock
volatility and
for
correlation
between
stocks
within
a
basket.
The
probability-weighted
expected
option
payoff
generated is
then discounted
using market-standard
discounted cash
flow models
applying a
rate
that reflects the appropriate
funding rate for that
portion of the portfolio.
When volatility, forward
or correlation inputs are
not available, they are
valued using extrapolation
of available data, historical
dividend, correlation or volatility data, or the equivalent data for a related equity.
Fair value hierarchy –
As inputs are
derived mostly from
standard market contracts
traded in active
and observable markets,
a significant proportion of equity forward contracts are classified as Level 2.
– Equity option positions for which inputs are derived from standard market contracts traded in active and observable markets are also classified as Level 2.
Level 3 positions are those for which volatility,
forward or correlation inputs are not observable.
Commodity
contracts
Valuation –
Commodity
forward
and
swap
contracts
are
measured
using
market-standard
models
that
use
market forward levels on standard instruments.
–
Commodity option contracts are measured
using market-standard option models that
estimate the
commodity forward
level as
described for
commodity forward
and swap
contracts, incorporating
inputs for the volatility of the underlying index or commodity. For commodity options on baskets of commodities or bespoke commodity
indices, the valuation technique
also incorporates inputs for
the
correlation between different commodities or commodity indices.
Fair value hierarchy –
Individual commodity contracts
are typically classified
as Level 2, because
active forward and
volatility
market data is available.
Loan commitments
measured at FVTPL
Valuation –
Valued directly
using market
prices that
reflect recent
transactions or
quoted dealer
prices, where
available.
–
Where
no
market
price
data
is
available,
loan
commitments
are
valued
by
relative
value
benchmarking
using
pricing
derived
from
debt
instruments
in
comparable
entities
or
different
products in
the same entity,
or by using
a credit
default swap valuation
technique, which
requires
inputs for credit spreads, credit recovery rates and interest rates.
Fair value hierarchy – Instruments with suitably deep and liquid pricing information are classified as Level 2.
–
Positions requiring the use
of valuation techniques, or
for which the price
sources have insufficient
trading depth, are classified as Level 3.
d) Valuation adjustments and other items
The output
of a
valuation technique
is always
an estimate
of a
fair value
that cannot
be measured
with complete
certainty.
As a
result, valuations are
adjusted where appropriate
and when
such factors
would be
considered by market
participants
in estimating fair value, to reflect close-out
costs, credit exposure, model-driven valuation uncertainty, funding costs and benefits, trading restrictions and other factors.
Deferred day-1 profit or loss reserves
For new
transactions where
the valuation technique
used to measure
fair value requires
significant inputs that
are not
based on observable market data, the financial instrument is initially recognized at the transaction price. The transaction price may differ from the fair value obtained using a valuation technique, where any such difference is deferred and not initially recognized in the income statement.
Deferred day-1 profit
or loss is
generally released into
Other net income
from financial instruments
measured at fair
value
through profit
or loss
when pricing of
equivalent products or
the underlying
parameters becomes
observable or
when
the transaction is closed out.
The table below summarizes the changes in deferred day-1 profit or loss reserves during the respective period.
Deferred day-1 profit or loss reserves
USD m 2025 2024 2023
Reserve balance at the beginning of the year 421 404 422
Profit / (loss) deferred on new transactions 299 244 260
(Profit) / loss recognized in the income statement (271) (221) (278)
Foreign currency translation (2) (6) 0
Reserve balance at the end of the year 446 421 404
Own credit
Own credit
risk is
reflected in
the valuation
of UBS’s
financial liabilities
designated at
fair value
through
profit
or loss
where
this
component
is
considered
relevant
for
valuation
purposes
by
UBS’s
counterparties
and
other
market
participants.
Changes in
the fair
value of
financial liabilities
designated at
fair value
through profit
or loss
related to
own credit
are
recognized
in
Other
comprehensive
income
directly
within
Retained
earnings
,
with
no
reclassification
to
the
income
statement
in
future
periods.
This
presentation
does
not
create
or
increase
an
accounting
mismatch
in
the
income
statement, as the Group does not hedge changes in own credit.
Gains and losses on own
credit are estimated using own credit
adjustment (OCA) curves, which incorporate observable
market data, including market-observed secondary prices
for UBS’s debt and debt curves of
its peers. In the table below,
the change in unrealized own
credit consists of changes in
fair value that are attributable
to the change in
UBS’s credit
spreads,
as
well
as
the
effect
of
changes
in
fair
values
attributable
to
factors
other
than
credit
spreads,
such
as
redemptions, effects from time decay and changes in interest and other market rates.
Realized own credit is recognized
when an
instrument with
an associated
unrealized OCA
is repurchased
prior to
the contractual
maturity date.
Life-to-
date amounts reflect the cumulative unrealized change since initial recognition.
›
Refer to Note 15 for more information about debt issued designated at fair value
Own credit adjustments on financial liabilities designated at fair value
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Recognized during the period:
Realized gain / (loss)
(51) (94) 8
Unrealized gain / (loss)
(451) 84 (1,858)
Total gain / (loss), before tax, recognized during the period and disclosed in the Statement of comprehensive income (502) (10) (1,850)
USD m 31.12.25 31.12.24 31.12.23
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)
(1,665) (1,165) (1,287)
of which: debt issued designated at fair value (1,681) (1,188) (1,297)
of which: other financial liabilities designated at fair value 16 23 10
Credit valuation adjustments
When measuring the fair value of OTC derivative instruments, including funded derivative instruments that are classified
as
Financial assets
at fair value
not held for
trading
, CVAs are applied
to reflect the
credit risk of
the counterparty
inherent
in these instruments. This amount
represents the estimated
fair value of protection
required to hedge
the counterparty
credit
risk
of
such
instruments.
A
CVA
is
determined
for
each
counterparty,
considering
all
exposures
with
that
counterparty,
and
is
dependent
on
the
expected
future
value
of
exposures,
default
probabilities
and
recovery
rates,
applicable collateral or netting arrangements, break clauses, funding spreads, and other contractual factors.
Funding valuation adjustments
Uncollateralized FVAs reflect the
costs and benefits
of funding associated
with uncollateralized
and partially collateralized
derivative
receivables
and
payables
and
are
calculated
as
the
valuation
effect
from
moving
the
discounting
of
the
uncollateralized
derivative
cash
flows
from
the
ARR
to
OCA
using
the
CVA
framework,
including
the
probability
of
counterparty default. An
FVA is also applied
to collateralized derivative
assets in cases
where the collateral
cannot be sold
or repledged
and in
cases where
collateral agreements
contain optionality
regarding the
type of
collateral that
can be
pledged or received.
Debit valuation adjustments
A DVA is estimated to incorporate own
credit in the valuation of
derivatives where an FVA is not already recognized.
The
DVA calculation is effectively consistent
with the CVA framework, being determined for
each counterparty,
considering
all exposures
with that
counterparty and
taking into
account collateral
netting agreements,
expected future
mark-to-
market movements and UBS’s credit default spreads.
Other valuation adjustments
Instruments that
are measured as
part of
a portfolio
of combined
long and
short positions
are valued at
mid-market levels
to ensure
consistent valuation of
the long-
and short-component risks.
A liquidity valuation
adjustment is then
applied
to the overall net long or short exposure to move the fair value to bid or offer as appropriate, reflecting current levels of market liquidity.
The bid–offer
spreads used
in the
calculation of
this valuation
adjustment are
obtained from
market
transactions and other relevant sources and are updated periodically.
Uncertainties associated
with the
use of
model-based valuations
are incorporated
into the
measurement of
fair value
through the use of
model reserves. These reserves
reflect the amounts that
the Group estimates should
be adjusted from
valuations produced directly by models to incorporate uncertainties in the relevant modeling assumptions, in the model
and market inputs used, or in the
calibration of the model output to adjust
for known model deficiencies. In arriving at
these estimates, the
Group considers
a range of
market practices, including
how it
believes market
participants would
assess these uncertainties.
Model reserves are
reassessed periodically in
light of data
from market transactions,
consensus
pricing services and other relevant sources.
Other valuation adjustment reserves on the balance sheet
As of
USD m 31.12.25 31.12.24 31.12.23
Credit valuation adjustments
1
(29) (125) (145)
Funding and debit valuation adjustments (50) (96) (116)
Other valuation adjustments (741) (1,207) (2,654)
of which: liquidity (524) (746) (2,051)
of which: model uncertainty (217) (460) (603)
1 Amount does not include reserves against defaulted counterparties.
e) Level 3 instruments: valuation techniques and inputs
The table below presents
material Level 3 assets and liabilities, together
with the valuation techniques used to
measure
fair value,
the inputs
used in
a given
valuation technique
that are
considered significant
as of
31 December 2025
and
unobservable, and a range of values for those unobservable inputs.
The range of
values represents
the highest-
and lowest-level inputs
used in the
valuation techniques.
Therefore, the
range
does not
reflect the
level of
uncertainty regarding
a particular
input or
an assessment
of the
reasonableness of
the Group’s
estimates and assumptions, but rather
the different underlying characteristics of
the relevant assets and liabilities
held by
the Group. The ranges will therefore vary from period to period and parameter to parameter based on characteristics of the instruments held at each
balance sheet date. Furthermore,
the ranges of unobservable inputs
may differ across other
financial institutions, reflecting the diversity of the products in each firm’s inventory.
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.25 31.12.24
USD bn 31.12.25 31.12.24 31.12.25 31.12.24 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial instruments other than derivative financial instruments
Corporate and municipal
bonds 1.0 1.0 0.0 0.2
Relative value to
market comparable Bond price equivalent 11 104 80 23 114 98 points
Loans at fair value (held for
trading and not held for
trading) and guarantees
3
5.6 5.2 0.0 0.0
Relative value to
market comparable Loan price equivalent 19 101 87 1 173 84 points
Discounted expected
cash flows Credit spread 233 277 277 16 545 195
basis
points
Market comparable
and securitization
model Credit spread 85 1,965 323 75 1,899 208
basis
points
Asset-backed securities 0.6 0.7 0.0 0.0
Relative value to
market comparable Bond price equivalent 6 120 82 0 112 79 points
Investment fund units
4
0.7 0.8 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
4
2.2 3.0 0.1 0.0
Relative value to
market comparable Price
Securities financing
transactions 0.9 0.6 0.5 0.0
Discounted expected
cash flows Funding spread 95 166 95 201
basis
points
Debt issued designated at
fair value and Other
financial liabilities
designated at fair value
3
13.9 16.1
Derivative financial instruments
Interest rate 1.2 0.9 0.3 0.3 Option model
Volatility of interest
rates 61 85 50 156
basis
points
Credit 0.3 0.6 0.3 0.4
Discounted expected
cash flows
Credit spreads
3 1,040 2 1,789
basis
points
Recovery rates 4 60 0 100%
Option model Recovery rates 0 40%
Equity / index 1.4 1.1 4.2 3.1 Option model Equity dividend yields 0 11 0 16%
Volatility of equity
stocks, equity and
other indices 3 104 4 126%
Equity-to-FX
correlation (65) 70 (65) 80%
Equity-to-equity
correlation (10) 100 0 100%
Loan commitments
measured at FVTPL 0.0 0.1
Relative value to
market comparable Loan price equivalent 80 100 60 101 points
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points.
Points are a percentage of par (e.g. 100 points would be 100% of par).
2 Weighted averages are provided for
most non-derivative financial instruments and were
calculated by weighting inputs based on the fair
values of the respective instruments.
Weighted averages are not provided
for inputs related to Securities financing
transactions and Derivative
financial instruments, as
this would not be meaningful.
3 Excludes securities financing
transactions. Debt issued
designated at fair value
and Other financial liabilities
designated at fair
value primarily consists of
UBS AG structured notes,
which include variable maturity
notes with various equity
and foreign exchange underlying
risks, as well as
rates-linked and credit-linked
notes, all of which
have
embedded derivative parameters
that are considered
to be unobservable.
The derivative
instrument parameters for
debt issued designated
at fair value,
embedded derivatives
for over-the-counter
debt instruments
reported under Other
financial liabilities
designated at fair
value and
funded derivatives
reported under Loans
at fair value
(held for trading
and not
held for trading)
are presented in
the corresponding
derivative
financial instruments lines in this table.
4 The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.
Significant unobservable inputs in Level 3 positions
This section discusses
the significant unobservable
inputs used in
the valuation of
Level 3 instruments and
assesses the
potential effect
that a
change in
each unobservable
input in
isolation may
have on
a fair
value measurement.
Relationships
between observable and unobservable inputs have not been included in the summary below.
Input Description
Bond price equivalent – Where market prices are not available for a bond, fair value is measured by comparison with observable pricing data from similar instruments. Factors considered
when selecting comparable instruments
include credit quality, maturity
and industry
of the issuer. Fair value may be
measured either by a direct price comparison
or by conversion of an instrument price into
a yield (either as an outright yield or as a spread to the relevant benchmark rate).
–
For corporate and municipal bonds, the range represents the range of prices from reference issuances used in determining
fair value. Bonds priced at 0 are distressed
to the point that no recovery is expected,
while prices significantly in excess of
100 or par relate to inflation-linked or structured issuances that pay a coupon in excess of the
market benchmark as of the
measurement date.
–
For credit derivatives,
the bond price
range represents the
range of prices
used for reference
instruments, which are
typically
converted to an equivalent yield or credit spread as part of the valuation process.
Loan price equivalent – Where market prices are not available for a traded loan or a loan commitment, fair value is measured by comparison with observable pricing data for
similar instruments. Factors considered
when selecting comparable instruments
include industry
segment,
collateral quality,
maturity and
issuer-specific covenants.
Fair value
may be
measured either
by a
direct price
comparison or
by conversion
of an
instrument price
into a
yield. The
range represents
the range
of prices
derived from
reference issuances of a similar credit quality used
to measure fair value for loans classified
as Level 3. Loans priced at 0 are
distressed to the point
that no recovery is expected,
while a current price of
100 represents a loan that
is expected to be
repaid in full.
Credit spread –
Valuation models
for many
credit derivatives
and other
credit-sensitive products
require an
input for
the credit
spread,
which is a reflection of the credit quality of the associated referenced underlying. The credit spread of a particular security is quoted
in relation
to the
yield on
a benchmark
security or
reference rate,
typically either
US Treasury
or ARR,
and is
generally expressed in terms of basis points. An increase / (decrease) in credit spread will increase / (decrease) the value of
credit protection offered
by credit default
swaps and other
credit derivative products.
The income statement
effect from
such changes depends on the nature and direction
of the positions held. Credit spreads may be
negative where the asset
is
more
creditworthy
than
the
benchmark
against
which
the
spread
is
calculated.
A
wider
credit
spread
represents
decreasing creditworthiness. The
range represents a
diverse set of
underlyings, with the
lower end of
the range representing
credits of the highest quality and the upper end of the range representing greater levels of credit risk.
Funding spread
– Structured financing transactions are valued using synthetic funding curves that best represent the assets that are pledged as collateral for
the transactions. They
are not representative
of where UBS
can fund itself
on an unsecured
basis but provide
an estimate of
where UBS can
source and deploy
secured funding with
counterparties for a
given type of
collateral. The
funding spreads
are expressed in
terms of basis
points, and
if funding
spreads widen,
this increases
the effect
of discounting.
–
A small proportion
of structured debt
instruments and non-structured
fixed-rate bonds within
financial liabilities designated
at fair value had an exposure to funding spreads that was longer in duration than the actively traded market.
Volatility –
Volatility measures
the variability
of future
prices for
a particular
instrument and
is generally
expressed as
a percentage,
where a
higher number
reflects a
more volatile
instrument, for
which future
price movements
are more
likely to
occur.
Volatility is a
key input into
option models, where
it is used
to derive a
probability-based distribution of
future prices for
the underlying instrument. The effect of volatility on individual positions within the portfolio is driven primarily by whether the option contract is a long or short position. In most cases, the fair value of an option increases as a result of an increase
in volatility and is
reduced by a decrease
in volatility. Generally, volatility
used in the measurement
of fair value is
derived
from active-market option prices (referred to as implied volatility). A key feature of implied volatility is the volatility “smile”
or “skew”, which represents the effect of pricing options of different option strikes at different implied volatility levels.
–
Volatilities of low
interest rates tend
to be much
higher than volatilities
of high interest
rates. In addition,
different currencies
may have significantly different implied volatilities.
Recovery rate – The projected recovery rate reflects the estimated recovery that will be realized given expected defaults; it is an analogous pricing input for corporate or sovereign
credits. Reduction in recovery rates
will result in lower expected cash
flows into the
structure upon the default of the instruments. In general, a significant increase / (decrease) in the recovery rate in isolation would result in significantly
higher / (lower) fair value for
the respective underlying cash
security. The impact of
a change
in recovery
rate on
a credit
derivative position
will depend
on whether
credit protection
has been
bought or
sold. The
recovery rate is
ultimately driven by
the value recoverable
from collateral held
after default occurs
relative to the
outstanding
exposure at that point.
Correlation –
Correlation
measures
the
interrelationship
between
the
movements
of
two
variables.
It
is
expressed
as
a
percentage
between
–100%
and
+100%,
where
+100%
represents
perfectly
correlated
variables
(meaning
a
movement
of
one
variable is associated with a movement of
the other variable in the same direction), and
–100% implies that the variables
are inversely correlated (meaning a
movement of one variable is
associated with a movement of
the other variable in the
opposite
direction).
The
effect
of
correlation
on
the
measurement
of
fair
value
depends
on
the
specific
terms
of
the
instruments being valued, reflecting the range of different payoff features within such instruments.
Equity dividend yields – The derivation of a forward price for an individual stock or index is important for measuring fair value for forward or swap contracts and for measuring fair
value using option pricing models.
The relationship between the current
stock price and
the forward price
is based on
a combination of
expected future dividend
levels and payment
timings, and, to
a lesser extent,
the relevant
funding rates
applicable to
the stock
in question.
Dividend yields
are generally
expressed as
an annualized
percentage of the share price,
with the lowest limit of
0% representing a stock that
is not expected to pay
any dividend.
The dividend yield and
timing represent the most
significant parameter in determining
fair value for instruments
that are
sensitive to an equity forward price.
f) Level 3 instruments: sensitivity to changes in unobservable input assumptions
The table below summarizes those financial assets and
liabilities classified as Level 3 for which a
change in one or more
of
the
unobservable
inputs
to
reflect
reasonably
possible
favorable
and
unfavorable
alternative
assumptions
would
change fair value significantly, and the estimated
effect thereof. The table below
does not represent the estimated
effect
of stress
scenarios. Interdependencies
between Level 1,
2 and
3 parameters
have not
been incorporated
in the
table.
Furthermore, direct interrelationships
between the Level 3 parameters
discussed below are
not a significant element
of
the valuation uncertainty.
Sensitivity data is estimated using a number of
techniques, including the estimation of price dispersion among different market participants, variation in modeling approaches and
reasonably possible changes to assumptions used within
the
fair value measurement
process. The sensitivity
ranges are not
always symmetrical around
the fair values,
as the inputs
used in valuations are not always precisely in the middle of the favorable and unfavorable range.
Sensitivity data is determined
at a product or
parameter level and then
aggregated assuming no diversification benefit.
Diversification would incorporate
estimated correlations across
different sensitivity results
and, as such,
would result
in
an
overall
sensitivity
that
would
be
less
than
the
sum
of
the
individual
component
sensitivities.
However,
the
Group
believes that the diversification benefit is not significant to this analysis.
Sensitivity of fair value measurements to changes in unobservable input assumptions
1
31.12.25 31.12.24
USD m
Favorable
changes
Unfavorable
changes
Favorable
changes
Unfavorable
changes
Loans at fair value (held for trading and not held for trading) and guarantees
2
79 (67) 185 (143)
Securities financing transactions 16 (8) 30 (24)
Auction rate securities 8 (4) 8 (6)
Asset-backed securities 15 (15) 32 (28)
Equity instruments 414 (389) 333 (308)
Investment fund units 204 (206) 179 (181)
Loan commitments measured at FVTPL 15 (25) 38 (42)
Interest rate derivatives, net 52 (23) 115 (70)
Credit derivatives, net 25 (55) 112 (117)
Foreign exchange derivatives, net 9 (6) 3 (2)
Equity / index derivatives, net 667 (570) 732 (617)
Other 206 (83) 289 (161)
Total 1,710 (1,452) 2,056 (1,700)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.
2 Sensitivity of funded derivatives is reported under equivalent derivatives.
g) Level 3 instruments: movements during the period
The table below
presents additional information about material Level 3 assets and liabilities measured at fair value on
a
recurring
basis. Level
3 assets and
liabilities
may be hedged
with instruments
classified
as Level 1
or Level 2
in the fair
value
hierarchy,
and, as
a result,
realized
and unrealized
gains
and losses
included
in the
table may
not include
the effect
of related
hedging activity.
Furthermore, the realized
and unrealized gains and losses
presented in the table are not limited
solely to
those arising
from Level
3 inputs,
as valuations
are generally
derived from
both observable
and unobservable
parameters.
Assets and liabilities transferred
into or out of
Level 3 are presented as
if those assets
or liabilities had been
transferred
at the beginning of the year.
Movements of Level 3 instruments
USD bn
Balance
at the
beginning
of the
period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers
into
Level 3
Transfers
out of
Level 3
Foreign
currency
translation
Balance
at the
end
of the
period
For the twelve months ended 31 December 2025
2
Financial assets at fair value held for trading 3.1 (0.2) (0.2) 0.6 (1.6) 0.5 (0.4) 0.3 (0.1) 0.1 2.3
of which: Equity instruments 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2
of which: Corporate and municipal bonds 0.8 (0.1) (0.0) 0.6 (0.5) 0.0 (0.0) 0.1 (0.1) 0.0 0.9 of which: Loans 1.8 0.0 (0.1) 0.0 (0.8) 0.5 (0.4) 0.0 (0.0) 0.0 1.1
Derivative financial instruments – assets 2.8 (0.3) (0.2) 0.0 (0.0) 1.3 (1.2) 0.9 (0.3) (0.0) 3.2
of which: Interest rate 0.9 0.2 0.1 0.0 (0.0) 0.1 (0.3) 0.5 (0.1) (0.1) 1.2 of which: Equity / index 1.1 (0.3) (0.3) 0.0 (0.0) 0.8 (0.4) 0.3 (0.2) 0.0 1.4 of which: Credit 0.6 (0.1) (0.0) 0.0 (0.0) 0.1 (0.3) 0.1 (0.0) 0.0 0.3
Financial assets at fair value not held for trading 8.7 0.7 0.6 0.3 (1.6) 2.4 (1.8) 0.2 (0.3) 0.2 8.9 of which: Loans 3.2 0.8 0.8 0.0 (0.0) 1.9 (1.5) 0.0 (0.2) 0.1 4.2
of which: Auction rate securities 0.2 0.0 0.0 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.2 of which: Equity instruments 2.9 0.0 (0.0) 0.2 (1.2) 0.0 (0.0) 0.0 (0.0) 0.1 2.1
of which: Investment fund units 0.7 0.0 0.0 0.1 (0.2) 0.0 (0.0) 0.0 (0.0) 0.0 0.7 of which: Asset-backed securities 0.6 (0.0) (0.0) 0.0 (0.1) 0.0 (0.1) 0.1 (0.0) 0.0 0.5
Derivative financial instruments – liabilities 4.1 0.3 0.3 0.0 (0.0) 2.3 (1.5) 0.4 (0.6) 0.1 5.0
of which: Interest rate 0.3 0.0 (0.1) 0.0 (0.0) 0.2 (0.2) 0.0 (0.0) 0.0 0.3 of which: Equity / index 3.1 0.3 0.4 0.0 (0.0) 1.9 (1.0) 0.3 (0.5) 0.0 4.2 of which: Credit 0.4 (0.1) (0.0) 0.0 (0.0) 0.1 (0.2) 0.0 (0.0) 0.0 0.3
of which: Loan commitments measured at
FVTPL 0.1 0.0 0.0 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.0
Debt issued designated at fair value 13.3 0.9 0.8 0.0 (0.0) 4.3 (3.4) 0.8 (3.7) 0.4 12.7
Other financial liabilities designated at fair value 2.8 0.1 0.0 0.0 (0.0) 0.7 (2.0) 0.0 (0.0) 0.0 1.6
For the twelve months ended 31 December 2024
Financial assets at fair value held for trading
22.6 0.5 (0.3) 0.9 (14.5) 0.7 (7.7) 1.5 (0.8) (0.2) 3.1
of which: Equity instruments 0.3 (0.1) (0.1) 0.0 (0.2) 0.0 (0.0) 0.2 (0.1) (0.0) 0.1
of which: Corporate and municipal bonds 1.3 (0.2) (0.1) 0.4 (0.6) 0.0 0.0 0.1 (0.1) (0.0) 0.8 of which: Loans 19.6 0.9 (0.2) 0.3 (12.3) 0.7 (7.7) 1.1 (0.6) (0.1) 1.8
Derivative financial instruments – assets 2.6 0.2 0.3 0.0 (0.2) 1.2 (1.0) 0.7 (0.7) (0.0) 2.8 of which: Interest rate 0.4 0.1 0.1 0.0 (0.2) 0.5 (0.2) 0.2 0.0 0.0 0.9 of which: Equity / index 1.3 0.2 0.2 0.0 (0.0) 0.5 (0.4) 0.2 (0.6) (0.0) 1.1 of which: Credit 0.5 (0.1) (0.0) 0.0 (0.0) 0.1 (0.2) 0.3 (0.0) (0.0) 0.6
Financial assets at fair value not held for trading 8.4 0.2 (0.0) 0.6 (0.7) 2.1 (2.1) 0.8 (0.4) (0.2) 8.7
of which: Loans 2.3 0.2 0.2 0.2 0.0 1.5 (0.6) 0.0 (0.3) (0.1) 3.2
of which: Auction rate securities 1.2 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2 of which: Equity instruments 3.1 (0.1) (0.2) 0.2 (0.3) 0.0 (0.0) 0.1 0.0 (0.1) 2.9
of which: Investment fund units 0.7 0.0 0.0 0.1 (0.2) 0.0 (0.0) 0.0 (0.0) (0.0) 0.7 of which: Asset-backed securities 0.2 (0.0) (0.0) 0.0 (0.1) 0.0 0.0 0.5 (0.0) (0.0) 0.6
Derivative financial instruments – liabilities 5.6 (0.7) 0.2 0.0 (0.2) 1.8 (2.3) 0.6 (0.8) (0.1) 4.1
of which: Interest rate 0.2 0.0 0.1 0.0 (0.0) 0.0 (0.1) 0.2 (0.0) (0.0) 0.3 of which: Equity / index 3.3 0.3 0.3 0.0 (0.0) 1.6 (1.9) 0.5 (0.6) (0.1) 3.1 of which: Credit 0.6 (0.2) (0.1) 0.0 (0.0) 0.2 (0.1) 0.0 (0.1) (0.0) 0.4
of which: Loan commitments measured at
FVTPL 1.0 (0.7) (0.0) 0.0 (0.1) 0.0 (0.1) 0.0 (0.1) (0.0) 0.1
Debt issued designated at fair value 15.3 (0.3) 0.1 0.0 0.0 4.2 (4.0) 1.8 (3.4) (0.3) 13.3
Other financial liabilities designated at fair value 2.6 (0.1) (0.0) 0.0 (0.0) 1.3 (1.4) 0.4 (0.1) (0.1) 2.8
1 Net gains / losses included
in comprehensive income are recognized
in Net interest income and
Other net income from financial
instruments measured at fair value
through profit or loss in
the Income statement,
and also in Gains / (losses) from
own credit on financial liabilities designated
at fair value, before
tax in the Statement of comprehensive
income.
2 Total Level 3 assets as
of 31 December 2025 were USD
14.5 bn
(31 December 2024: USD 14.7 bn). Total Level 3 liabilities as of 31 December 2025 were USD 19.4 bn (31 December 2024: USD 20.4 bn).
h) Maximum exposure to credit risk for financial instruments measured at fair value
The tables below provide
the Group’s maximum exposure
to credit risk for
financial instruments measured at
fair value
and
the
respective
collateral
and
other
credit
enhancements
mitigating
credit
risk
for
these
classes
of
financial
instruments.
The maximum exposure to credit
risk includes the carrying amounts
of financial instruments recognized on
the balance
sheet subject to
credit risk and
the notional amounts
for off-balance sheet
arrangements. Where information
is available,
collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements,
such
as
credit
derivative
contracts
and
guarantees,
are
included
at
their
notional
amounts.
Both
are
capped at
the maximum
exposure to
credit risk
for which
they serve
as security.
The “Risk
management and
control”
section of this
report describes management’s
view of credit
risk and the
related exposures, which
can differ in
certain
respects from the requirements of IFRS Accounting Standards.
Maximum exposure to credit risk
31.12.25
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
fair value on the balance sheet
1
Financial assets at fair value
held for trading – debt instruments
2,3
36.9 36.9
Derivative financial instruments
4,5
147.8 6.6 125.6 15.6
Brokerage receivables 35.6 35.4 0.2
Financial assets at fair value not
held for trading – debt instruments
6
82.9 0.0 31.0 0.6 0.0 0.0 51.3
Total financial assets measured at fair value 303.2 0.0 73.0 0.0 0.6 125.6 0.0 0.0 104.0
Guarantees
0.3 0.0 0.1 0.2 0.0
31.12.24
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
fair value on the balance sheet
1
Financial assets at fair value
held for trading – debt instruments
2,3
34.3
34.3
Derivative financial instruments
4,5
185.6 6.7 155.1 23.8
Brokerage receivables 25.9 25.7 0.2
Financial assets at fair value not
held for trading – debt instruments
6
73.8 0.1 31.5 1.0 0.0 0.0 41.3
Total financial assets measured at fair value 319.6 0.1 63.9 0.0 1.0 155.1 0.0 0.0 99.6
Guarantees 0.4 0.1 0.0 0.3 0.0
1 The maximum exposure to
loss is generally equal to
the carrying amount and subject to
change over time with market
movements.
2 For the purpose of
this disclosure, collateral
and credit enhancements were
not considered as these
positions are generally managed
under the market risk
framework.
3 Does not include investment
fund units.
4 Includes USD
32
m of fair value
loan commitments (31 December
2024:
USD 146 m) and USD 7
m of forward
starting reverse repurchase
agreements classified as
derivatives (31 December
2024: USD
20
m). The full
contractual committed amount
of forward starting
reverse repurchase
agreements (generally
highly collateralized)
of USD
54.5
bn (31
December 2024
USD
51.5
bn) and
derivative loan
commitments (mostly
secured) of
USD
13.6
bn, of
which USD
3.5
bn has
been sub-participated
(31 December 2024: USD 14.8 bn, of which USD 4.0
bn had been sub-participated), is presented in Note 10
under notional amounts.
5 The amount shown in the “Netting” column
represents the netting potential
not recognized
on the
balance sheet.
Refer to
Note 21 for
more information.
6 Does not
include unit-linked
investment contracts
and investment
fund units.
Financial assets
at fair
value not
held for
trading
collateralized by equity and debt instruments consisted of structured loans and reverse repurchase and securities borrowing agreements.
i) Financial instruments not measured at fair value
The table below provides the estimated fair values of financial instruments not measured at fair value.
Financial instruments not measured at fair value
31.12.25 31.12.24
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 209.9 209.9 0.0 0.0 0.0 209.9 223.3 223.3 0.0 0.0 0.0 223.3
Amounts due from banks 19.6 18.8 0.0 0.8 0.0 19.6 18.9 17.9 0.0 0.8 0.2 18.9
Receivables from securities financing
transactions measured at amortized cost 83.7 79.4 0.0 3.7 0.5 83.7 118.3 115.1 0.0 2.8 0.4 118.3
Cash collateral receivables on derivative
instruments 41.6 41.6 0.0 0.0 0.0 41.6 44.0 44.0 0.0 0.0 0.0 44.0
Loans and advances to customers 653.8 177.8 0.0 41.0 430.1 648.9 580.0 180.9 0.0 43.9 354.9 579.7
Other financial assets measured at amortized
cost 71.9 12.1 16.2 40.1 2.8 71.1 58.8 10.1 13.2 31.0 2.8 57.0
Liabilities
Amounts due to banks 24.4 16.4 0.0 8.1 0.0 24.5 23.3 16.2 0.0 7.2 0.0 23.4
Payables from securities financing
transactions measured at amortized cost 16.2 6.1 0.0 9.9 0.2 16.2 14.8 7.1 0.0 7.5 0.2 14.8
Cash collateral payables on derivative
instruments 34.2 34.2 0.0 0.0 0.0 34.2 35.5 35.5 0.0 0.0 0.0 35.5
Customer deposits 788.4 730.4 0.0 58.6 0.0 789.0 745.8 673.9 0.0 72.6 0.0 746.6
Debt issued measured at amortized cost 214.7 16.1 0.0 203.8 0.0 219.9 214.2 19.6 0.0 201.0 0.0 220.6
Other financial liabilities measured at
amortized cost
2
11.6 11.6 0.0 0.0 0.0 11.6 16.4 15.0 0.0 0.1 1.3 16.4
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).
2 Excludes lease liabilities.
The fair values included
in the table above
have been calculated for
disclosure purposes only.
The valuation techniques
and assumptions described below relate only to the fair value of
UBS’s financial instruments not measured at fair value.
Other institutions
may use
different
methods and
assumptions for
their fair
value estimations,
and therefore
such fair
value disclosures cannot necessarily
be compared from one financial
institution to another. The following principles were
applied when determining fair value estimates for financial instruments not measured at fair value.
–
For financial
instruments with
remaining maturities
greater than
three months,
the fair
value was
determined from
quoted market prices, if available.
– Where quoted market prices were not available, the fair values were estimated by discounting contractual cash flows using current
market interest
rates or
appropriate yield
curves for
instruments with
similar credit
risk and
maturity.
These estimates generally include adjustments for counterparty credit risk or UBS’s own credit.
– For short-term financial instruments with remaining maturities of three months or less, the carrying amount, which is net of credit loss allowances, is generally considered a reasonable estimate of fair value.